LONG-TERM INVESTMENTS (Details Narrative) ¥ in Millions	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment loss	$ 6,169	$ 180,361	$ 3,695
Investment Private Equity Funds [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments	250,000	0	0
Huixin LP Agreement [Member] | Ningbo Huixin LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments									$ 137,906	¥ 1.0
Capital contributions	32,564
Investment loss	300	87	96
Impairment loss	0	0	0
Huixin LP Agreement [Member] | Ningbo Huixin LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage									27.27%	27.27%
Xiangyou Agreement [Member] | Chongqing Xiangyou LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments							$ 1,448,016	¥ 10.5
Capital contributions	341,926
Investment loss	20,890	5,016	27,117
Impairment loss	0	0	0
Xiangyou Agreement [Member] | Chongqing Xiangyou LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage							20.00%	20.00%
Share Purchase Agreement [Member] | Wuhan Huiyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments											$ 413,719	¥ 3.0
Investment loss	9,184	20,854
Impairment loss	0	$ 0	0
Investment income			$ 22,619
Share Purchase Agreement [Member] | Beijing Jiaqiwan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments					$ 165,488	¥ 1.2
Share Purchase Agreement [Member] | Juxi Shenzhen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments	$ 294,800			¥ 2.0
Share Purchase Agreement [Member] | Wuhan Huiyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage											37.50%	37.50%
Share Purchase Agreement [Member] | Beijing Jiaqiwan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage													4.00%
Share Purchase Agreement [Member] | Juxi Shenzhen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage	10.00%			10.00%